UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: March 31, 2002
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     July 08, 2002

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $51,406,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   1892    89520   SH  SOLE SOLE
BARRA INC                       COM    068313105    506    13598   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100    498    30015   SH  SOLE SOLE
CLEARONE COMM			COM    185060100   1941   131785   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106   2494    63290   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304     91    12565   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    795    47610   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101     62    23205   SH  SOLE SOLE
KRONOS INC                      COM    501052104   3717   121929   SH  SOLE SOLE
LEVEL 3 COMMUNICATIONS INC      COM    52729N100     55    18650   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   2722    86617   SH  SOLE SOLE
MACROVISION CORP                COM    555904101   1362   103875   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    312     8200   SH  SOLE SOLE
MICREL INC                      COM    594793101    709    49332   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   4401   400085   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    904    52876   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101    189    16673   SH  SOLE SOLE
ORTHODONTIC CTRS AMER INC	COM    68750P103   3203   138949   SH  SOLE SOLE
1-800 CONTACTS INC		COM    681977104   3244   240410   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101     24    80260   SH  SOLE SOLE
PFIZER INC                      COM    717081103   1433    40930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   5939   298450   SH  SOLE SOLE
ROGERS CORP                     COM    775133101   6403   234455   SH  SOLE SOLE
SANMINA SCI CORP                COM    800907107    539    85440   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   7710   329645   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103     18    49285   SH  SOLE SOLE
XILINX INC			COM    983919101    242    10805   SH  SOLE SOLE